Benefit Plans (Fair Value Measurements for Pension Plan Assets) (Details) - Pension [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Total Pension Plan Assets	$ 352.0	$ 312.9	$ 357.5
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Pension Plan Assets	1.9	288.8
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Pension Plan Assets	350.1	24.1
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Pension Plan Assets	0.0	0.0
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	142.9	79.3
U.S. Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	79.3
U.S. Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	142.9	0.0
U.S. Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	115.6	25.9
International Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	25.9
International Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	115.6	0.0
International Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	89.1	143.7
Fixed Income Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	143.7
Fixed Income Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	89.1	0.0
Fixed Income Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	1.9
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	1.9
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0
US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities		37.5
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities		37.5
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities		0.0
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities		0.0
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities		2.4
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities		2.4
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities		0.0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities		0.0
Core Property Collective Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	2.5	24.1
Core Property Collective Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	0.0	0.0
Core Property Collective Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	2.5	24.1
Core Property Collective Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	$ 0.0	$ 0.0